UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $525,393 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    22110   356844 SH       SOLE                        0     2280   354564
AMGEN INC                      COM              031162100    26578   333595 SH       SOLE                        0     2065   331530
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      328        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19161     7016 SH       SOLE                        0       47     6969
BIOMET INC                     COM              090613100    18994   547215 SH       SOLE                        0     3455   543760
CANADIAN NATL RY CO            COM              136375102    29916   421413 SH       SOLE                        0     3137   418276
CANON INC                      ADR              138006309     3897    71830 SH       SOLE                        0     1015    70815
COMPUTER SCIENCES CORP         COM              205363104     5247   110915 SH       SOLE                        0     1105   109810
CP HOLDRS                      DEP RCPTS  CP    12616K106      368     2745 SH       SOLE                        0        0     2745
DISNEY WALT CO                 COM DISNEY       254687106    17560   727725 SH       SOLE                        0     4470   723255
ENCANA CORP                    COM              292505104    38047   652500 SH       SOLE                        0     4350   648150
FIRST DATA CORP                COM              319963104    20020   500494 SH       SOLE                        0     3120   497374
FISERV INC                     COM              337738108    23239   506620 SH       SOLE                        0     3350   503270
GENERAL DYNAMICS CORP          COM              369550108    12262   102572 SH       SOLE                        0      485   102087
GENERAL ELEC CO                COM              369604103    20391   605608 SH       SOLE                        0     3870   601738
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    10443   203653 SH       SOLE                        0     1265   202388
GRAINGER W W INC               COM              384802104    22706   360870 SH       SOLE                        0     2270   358600
HONDA MOTOR LTD                AMERN SHS        438128308    13080   460553 SH       SOLE                        0     2215   458338
JOHNSON & JOHNSON              COM              478160104    18789   296915 SH       SOLE                        0     2000   294915
LIZ CLAIBORNE INC              COM              539320101    19432   494209 SH       SOLE                        0     3100   491109
LOWES COS INC                  COM              548661107    24322   377672 SH       SOLE                        0     2375   375297
MCDONALDS CORP                 COM              580135101    15714   469220 SH       SOLE                        0     4350   464870
MICROSOFT CORP                 COM              594918104    20237   786513 SH       SOLE                        0     5130   781383
NABORS INDUSTRIES LTD          COM              629568106    30927   430560 SH       SOLE                        0     2800   427760
NIKE INC                       CL B             654106103    20181   247070 SH       SOLE                        0     1565   245505
RYLAND GROUP INC               COM              783764103      298     4355 SH       SOLE                        0        0     4355
SAMSUNG ELECTRONICS ORDF       COM              Y74718100    15915    28190 SH       SOLE                        0        0    28190
TORCHMARK CORP                 COM              891027104    15868   300357 SH       SOLE                        0     1660   298697
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    19199   207852 SH       SOLE                        0     1415   206437
WAL MART STORES INC            COM              931142103    20164   460158 SH       SOLE                        0     2995   457163